Leases Finance Lease Obligation (Details) $ in Thousands	1 Months Ended				6 Months Ended		12 Months Ended
	May 31, 2019 USD ($) vessel	Nov. 30, 2018 USD ($) vessel	Sep. 30, 2018 vessel	Jul. 31, 2017 USD ($) vessel	Jun. 30, 2019 USD ($) vessel	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) vessel
Finance Leased Assets [Line Items]
Number of Lessors					16
Proceeds from financing related to sales and leaseback of vessels (note 8) | $					$ 63,720	$ 0
Number Of Vessels					2		8
Finance Lease, Weighted Average Discount Rate, Percent					7.70%		7.50%
Total obligations related to finance leases | $					$ 426,936		$ 375,289
Current obligations related to finance leases (note 8) | $					24,397		20,896
Finance Lease, Liability, Noncurrent | $					$ 402,539		$ 354,393
Aframax Tanker
Finance Leased Assets [Line Items]
Debt Covenant Minimum Hull Coverage Ratio					90.00%
Suezmax Tankers
Finance Leased Assets [Line Items]
Number Of Vessels		1
May 2019 Sale Leaseback [Member] | Suezmax Tankers
Finance Leased Assets [Line Items]
Actual Hull Coverage Ratio							0.00%
July 2017 Sale Leaseback [Member] | Suezmax Tankers
Finance Leased Assets [Line Items]
Actual Hull Coverage Ratio							101.00%
Finance Lease Obligations [Member] | Aframax Tanker
Finance Leased Assets [Line Items]
Number Of Vessels		2	6
Actual Hull Coverage Ratio					102.00%		91.00%
Debt Covenant Minimum Hull Coverage Ratio					75.00%
Debt Covenant Minimum Hull Coverage Ratio, Year 2					78.00%
Maintain 80% Hull Coverage Ratio for the Third & Fourth Year					80.00%
Finance Lease Obligations [Member] | Suezmax Tankers
Finance Leased Assets [Line Items]
Debt Covenant Minimum Hull Coverage Ratio					100.00%
Finance Lease Obligations [Member] | Suezmax, Aframax and LR2 Sale Leaseback [Member]
Finance Leased Assets [Line Items]
Maintain 100% Hull Overage Ratio					100.00%
Actual Hull Coverage Ratio					133.00%		122.00%
Finance Lease Obligations [Member] | May 2019 Sale Leaseback [Member]
Finance Leased Assets [Line Items]
Proceeds from financing related to sales and leaseback of vessels (note 8) | $	$ 63,700
Number Of Vessels	2				2
Finance Lease Obligations [Member] | May 2019 Sale Leaseback [Member] | Aframax Tanker
Finance Leased Assets [Line Items]
Debt Covenant Minimum Hull Coverage Ratio					78.00%
Finance Lease Obligations [Member] | May 2019 Sale Leaseback [Member] | Suezmax Tankers
Finance Leased Assets [Line Items]
Debt Covenant Minimum Hull Coverage Ratio, Thereafter					90.00%
Actual Hull Coverage Ratio					97.00%
Debt Covenant Minimum Hull Coverage Ratio					75.00%
Maintain 80% Hull Coverage Ratio for the Third & Fourth Year					80.00%
Finance Lease Obligations [Member] | Suezmax Tanker Sale Leaseback [Member] | Suezmax Tankers
Finance Leased Assets [Line Items]
Number Of Vessels Sold	2
Finance Lease Obligations [Member] | November 2018 Sale-leaseback Transaction [Member]
Finance Leased Assets [Line Items]
Proceeds from financing related to sales and leaseback of vessels (note 8) | $		$ 84,700
Number Of Vessels		4			4
Finance Lease Obligations [Member] | July 2017 Sale Leaseback [Member]
Finance Leased Assets [Line Items]
Proceeds from financing related to sales and leaseback of vessels (note 8) | $				$ 153,000
Number Of Vessels					4
Finance Lease Obligations [Member] | July 2017 Sale Leaseback [Member] | Suezmax Tankers
Finance Leased Assets [Line Items]
Number Of Vessels Sold				4
Actual Hull Coverage Ratio					112.00%
Debt Covenant Minimum Hull Coverage Ratio					90.00%
Option to Purchase July 2020- Nov 2021[Member] | Suezmax, Aframax and LR2 Vessels [Member]
Finance Leased Assets [Line Items]
Number Of Vessels					16
Option to Purchase July 2020- Nov 2021[Member] | Suezmax, Aframax and LR2 Sale Leaseback [Member] | Suezmax, Aframax and LR2 Vessels [Member]
Finance Leased Assets [Line Items]
Number Of Vessels		4
Variable Interest Entity, Primary Beneficiary [Member]
Finance Leased Assets [Line Items]
Number of Lessors					14